Concentration of risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Concentration Risk [Line Items]
Cash deposits | ¥				¥ 500,000
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 59,537,224		$ 58,945,921	426,203,174	¥ 421,970,269
Board pays compensation	$ 101,914			800,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.60%	17.10%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.80%	10.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%	20.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.70%	12.10%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.20%	10.50%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Five Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.60%		27.70%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.10%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.70%
Customer Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.30%		14.30%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.60%		12.70%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.50%		12.20%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Four Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.90%		10.30%
Customer 1 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 106,773,160		$ 106,358,803	764,346,345	761,380,126
Board pays compensation | $	250,000
Customer 2 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited | ¥				29,173,156	25,861,638
Board pays compensation	78,478			100,000
Deposit | $	4,075,260		3,612,667
Customer 3 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 52,606,118		$ 52,449,163	¥ 376,586,157	¥ 375,462,577